Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	$ 1,241.9
Interest Expense	0	0		0
Interest Income
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	700.8	845.2		1,526.5
Interest Income
Not Designated as Hedging Instrument | Cross Currency Interest Rate Swaps | Less Than 1 Year
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume				40.3
Other Financial Items, net		(3.8)		2.0
Interest Expense		0.1		0.2
Interest Income
Not Designated as Hedging Instrument | Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	700.8	845.2	[1]	1,486.2
Other Financial Items, net	(4.0)	6.8		(1.0)
Interest Expense	(0.1)	0.2		(0.3)
Interest Income

[1]	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.